OTHER ASSETS - THIRD PARTIES - Summary of activity in allowance for credit losses related to deposits (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
OTHER ASSETS - THIRD PARTIES
Impact of addopting ASC Topic 326	¥ 5,065,000
Reversal	(4,215,907)
At end of year	¥ 849,093